Equity-Accounted Investees - Summary of Equity-Accounted Investees (Detail) - USD ($) $ in Millions		12 Months Ended
	Mar. 29, 2018	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Disclosure of equity-accounted investees [line items]
Non-current assets		$ 5,183.2	$ 5,505.7
Current assets		921.1	1,114.4
Non-current liabilities		(2,781.9)	(2,363.1)
Current liabilities		(615.5)	(854.0)
Less: Shika redeemable preference shares		(132.9)
Cash consideration paid		216.8
Consideration paid for equity portion		165.0
Gain on acquisition		51.8	0.0	$ 0.0
Carrying amount of interest in joint venture		177.5	128.6	0.0
Revenue		2,577.8	2,761.8	2,666.4
Total equity-accounted investees		225.1	171.3	0.0
Total share of results of equity-accounted investees after taxation		(13.1)	(1.3)	(2.3)
Depreciation and amortisation		(668.4)	(748.1)	(671.4)
Other expenses		(44.8)	(19.0)	(16.8)
Royalties		(62.5)	(62.0)	(78.4)
Income tax expense		65.9	(173.2)	(189.5)
(Loss)/profit for the year		(344.8)	(7.7)	169.1
Other comprehensive income		(330.0)	279.2	121.4
Total comprehensive income		(674.8)	271.5	290.5
Asanko Gold Ghana Limited [member]
Disclosure of equity-accounted investees [line items]
Interest on joint venture	45.00%
Shika Group Finance Limited [member]
Disclosure of equity-accounted investees [line items]
Interest on joint venture	50.00%
Adansi Gold Company Ghana Limited [member]
Disclosure of equity-accounted investees [line items]
Interest on joint venture	50.00%
Far Southeast Gold Resources Incorporated [member]
Disclosure of equity-accounted investees [line items]
Initial investment at cost		91.7	128.6
Share of loss after taxation		12.9	1.6
Carrying amount of interest in joint venture		$ 91.7	$ 128.6	$ 0.0
Interest on joint venture		40.00%	40.00%	40.00%
Total share of results of equity-accounted investees after taxation		$ (12.9)	$ (1.6)	$ (2.3)
Asanko Gold [member]
Disclosure of equity-accounted investees [line items]
Non-current assets		481.2
Initial investment at cost		86.9
Current assets		109.3
Non-current liabilities		(34.2)
Current liabilities		(52.7)
Net assets		503.6
Less: Provisional purchase price allocation - fair value adjustment		(39.6)
Less: Shika redeemable preference shares		(291.4)
Net assets attributable to ordinary shareholders		172.6
Group's share of net assets		85.8
Cash consideration paid		165.0
Less: consideration allocated to the redeemable preference shares (note 17)		(129.9)
Consideration paid for equity portion		35.1
Gain on acquisition		51.8
Share of loss after taxation		(1.1)
Carrying amount of interest in joint venture		85.8	0.0	0.0
Revenue		122.0
Production costs		(79.0)
Depreciation and amortisation		(34.3)
Other expenses		(4.9)
Royalties		(6.2)
Income tax expense		0.0
(Loss)/profit for the year		(2.4)
Other comprehensive income		0.0
Total comprehensive income		(2.4)
Group's share of total comprehensive income		(1.1)
Asanko Gold [member] | Asanko Gold Ghana Limited [member]
Disclosure of equity-accounted investees [line items]
Carrying amount of interest in joint venture		$ 5.4
Interest on joint venture		45.00%
Asanko Gold [member] | Shika Group Finance Limited [member]
Disclosure of equity-accounted investees [line items]
Carrying amount of interest in joint venture		$ 80.4
Interest on joint venture		50.00%
Asanko Gold [member] | Adansi Gold Company Ghana Limited [member]
Disclosure of equity-accounted investees [line items]
Carrying amount of interest in joint venture		$ 0.0
Interest on joint venture		50.00%
Investment in associates [member]
Disclosure of equity-accounted investees [line items]
Total equity-accounted investees		$ 47.6	42.7	0.0
Marverix Metals Incorporated [Member]
Disclosure of equity-accounted investees [line items]
Total equity-accounted investees		47.6	42.7	0.0
Total share of results of equity-accounted investees after taxation		0.9	0.3	0.0
Other [Member]
Disclosure of equity-accounted investees [line items]
Total equity-accounted investees		0.0	0.0	0.0
Total share of results of equity-accounted investees after taxation		0.0	0.0	0.0
Asanko Gold Ghana Limited [member]
Disclosure of equity-accounted investees [line items]
Total share of results of equity-accounted investees after taxation		$ (1.1)	$ 0.0	$ 0.0